PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 99.6%
Asset-Backed Securities 21.9%
Automobiles 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-01A, Class A, 144A	5.360%	06/20/30		100	$99,201
Collateralized Loan Obligations 21.2%
AGL CLO Ltd. (Cayman Islands), Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.736(c)	12/02/34		250	250,387
AlbaCore Euro CLO DAC (Ireland), Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.770(c)	06/15/34	EUR	250	269,220
Allegro CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.736(c)	07/20/32		250	251,150
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.788(c)	01/19/35		250	250,312
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	10/17/32		250	250,375
Barings Euro CLO DAC (Ireland), Series 2019-01A, Class AR, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	4.866(c)	04/15/36	EUR	250	269,152
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.375(c)	10/20/35		250	253,261
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.776(c)	07/20/34		250	250,667
BlueMountain Fuji Eur CLO DAC (Ireland), Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	5.456(c)	01/15/33	EUR	250	268,462
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.756(c)	07/20/34		250	250,137
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.586(c)	04/20/31		158	158,538

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Crown City CLO (Cayman Islands), Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	6.934%(c)	04/20/37		250	$252,215
Elmwood CLO Ltd. (Cayman Islands), Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.841(c)	04/20/37		250	252,657
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.765(c)	10/20/31		215	214,902
HPS Loan Management Ltd. (Cayman Islands), Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.728(c)	01/23/35		250	250,642
LCM Ltd. (Cayman Islands), Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.756(c)	10/20/34		250	250,068
Madison Park Funding Ltd. (Cayman Islands), Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.699(c)	07/17/34		290	290,970
Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.375(c)	05/15/37	EUR	250	271,701
Mountain View CLO Ltd. (Cayman Islands), Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.329(c)	09/14/36		250	251,699
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.630(c)	04/15/34		250	250,500
Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class A1RR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	7.033(c)	03/16/37		250	251,625
Oaktree CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.740(c)	07/15/34		250	250,218
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.824(c)	02/14/34		250	250,758
PPM CLO Ltd. (Cayman Islands), Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.789(c)	10/18/34		250	250,382

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.875%(c)	04/17/37		250	$250,163
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.616(c)	04/20/31		203	203,701
Signal Peak CLO Ltd. (Cayman Islands), Series 2020-08A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)	6.856(c)	04/20/33		250	250,782
Sound Point CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.666(c)	01/20/32		250	250,185
Trinitas CLO Ltd. (Cayman Islands), Series 2022-20A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.855(c)	07/20/35		250	250,291
Trinitas Euro CLO DAC (Ireland), Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.525(c)	04/15/37	EUR	250	272,735
					7,487,855
Home Equity Loans 0.4%
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.023(c)	03/25/54		78	78,303
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.423(c)	05/25/54		65	65,485
					143,788

Total Asset-Backed Securities (cost $7,656,901)					7,730,844
Commercial Mortgage-Backed Securities 10.4%
BANK, Series 2023-BNK46, Class A21	6.725(cc)	08/15/56		200	207,144
Barclays Commercial Mortgage Securities Trust, Series 2023-05C23, Class A3	6.675(cc)	12/15/56		200	209,003

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust,
Series 2019-B15, Class A4	2.673%	12/15/72	300	$257,088
Series 2022-B33, Class A1	2.306	03/15/55	326	311,253
Series 2024-V05, Class A3	5.805	01/10/57	100	101,340
BMO Mortgage Trust,
Series 2023-05C01, Class A3	6.534(cc)	08/15/56	150	155,148
Series 2023-C06, Class A2	6.643(cc)	09/15/56	200	209,233
Series 2023-C06, Class XB, IO	0.153(cc)	09/15/56	6,200	92,853
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	7.407(c)	03/15/41	100	99,938
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	7.460(c)	07/15/29	100	99,750

CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.937(c)	09/15/38	50	50,375
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	242	226,722
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	250	245,855
Series 2016-COR01, Class A4	3.091	10/10/49	250	232,958

ELM Trust, Series 2024-ELM, Class D10, 144A	6.626(cc)	06/10/27	100	99,958
GS Mortgage Securities Trust, Series 2019-GC40, Class A2	2.971	07/10/52	6	5,919
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A5	4.029	03/10/52	250	227,796
LBA Trust, Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	7.890(c)	06/15/26	50	49,914
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4	3.249	02/15/48	300	295,500
Morgan Stanley Capital I Trust, Series 2015-UBS08, Class A4	3.809	12/15/48	250	241,306
UBS Commercial Mortgage Trust, Series 2017-C04, Class A3	3.301	10/15/50	273	254,942

Total Commercial Mortgage-Backed Securities (cost $3,613,436)				3,673,995

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 29.2%
Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196%	02/04/26	150	$140,782
Sr. Unsec’d. Notes, 144A	6.298	05/01/29	45	45,368

Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	04/15/27	89	89,089
				275,239
Agriculture 0.7%
BAT Capital Corp. (United Kingdom), Gtd. Notes	2.259	03/25/28	115	102,545
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875	02/13/29	150	147,782
				250,327
Airlines 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	75	72,626
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	25	24,098
				96,724
Apparel 0.1%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875	05/15/26	25	24,247
Auto Manufacturers 1.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	6.800	05/12/28	200	205,721
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	1.250	01/08/26	180	168,174
Sr. Unsec’d. Notes	5.400	05/08/27	15	14,979

Hyundai Capital America, Sr. Unsec’d. Notes, 144A	5.950	09/21/26	80	80,561
				469,435

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.1%
Dana, Inc., Sr. Unsec’d. Notes	5.625%	06/15/28	25	$24,188
Banks 9.1%
Bank of America Corp., Sr. Unsec’d. Notes	5.202(ff)	04/25/29	315	313,274
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	5.829(ff)	05/09/27	200	200,016
BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A	5.497(ff)	05/20/30	200	199,083
Citigroup, Inc.,
Sr. Unsec’d. Notes	5.174(ff)	02/13/30	190	188,159
Sub. Notes	4.450	09/29/27	195	189,585

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	80	78,900
Deutsche Bank AG (Germany), Sr. Non-Preferred Notes	7.146(ff)	07/13/27	150	153,497
Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,501
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	140	127,954
Sr. Unsec’d. Notes	5.798(ff)	08/10/26	180	180,160

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,192
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	5.040(ff)	01/23/28	70	69,383
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	500	499,236

KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	20	16,875
Morgan Stanley, Sr. Unsec’d. Notes	5.449(ff)	07/20/29	300	300,939
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.812(ff)	06/12/26	85	85,125
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	20	20,480

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	125	125,908
U.S. Bancorp, Sr. Unsec’d. Notes	5.384(ff)	01/23/30	110	109,674

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	5.198%(ff)	01/23/30	90	$89,205
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	250	251,487
				3,229,633
Building Materials 0.1%
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	25	23,438
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	25	23,778
				47,216
Chemicals 0.3%
CF Industries, Inc., Gtd. Notes, 144A	4.500	12/01/26	110	107,038
Commercial Services 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	9.750	07/15/27	50	49,646
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	25	23,871
ERAC USA Finance LLC, Gtd. Notes, 144A	5.000	02/15/29	40	39,729
				113,246
Computers 0.2%
Leidos, Inc., Gtd. Notes	3.625	05/15/25	80	78,526
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	50	44,763
Diversified Financial Services 0.7%
American Express Co., Sr. Unsec’d. Notes	6.338(ff)	10/30/26	65	65,699

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200%	12/12/28	25	$25,715
Capital One Financial Corp., Sr. Unsec’d. Notes	7.149(ff)	10/29/27	40	41,348
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.875	07/21/28	80	80,394
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27	25	24,654
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	25	22,223
				260,033
Electric 2.1%
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	30	29,765
American Electric Power Co., Inc., Jr. Sub. Notes	5.699	08/15/25	75	75,033
Calpine Corp., Sr. Unsec’d. Notes, 144A	4.625	02/01/29	50	46,468
FirstEnergy Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	5.150	03/30/26	60	59,340
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.749	09/01/25	130	130,226
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28	50	49,013
Southern California Edison Co.,
First Mortgage	4.875	02/01/27	100	99,260
First Mortgage	4.900	06/01/26	125	123,976

Vistra Corp., Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	50	50,761
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	25	23,143
Gtd. Notes, 144A	5.000	07/31/27	50	48,336
Gtd. Notes, 144A	6.875	04/15/32	10	10,055
				745,376

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction 0.7%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350%	08/18/28		65	$66,670
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	192,766
					259,436
Entertainment 0.7%
Caesars Entertainment, Inc., Gtd. Notes, 144A	4.625	10/15/29		75	67,757
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		25	23,811
Warnermedia Holdings, Inc., Gtd. Notes	3.755	03/15/27		160	151,750
					243,318
Foods 0.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500	02/15/28		25	25,201
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		7	6,886
Gtd. Notes	5.250	09/15/27		25	22,962

Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	100	116,226
					171,275
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26		25	24,147
Healthcare-Services 0.5%
CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31		100	98,112

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375%	02/15/27	50	$47,224
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375	01/15/30	25	23,010
				168,346
Home Builders 0.3%
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	25	24,975
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	25	23,750
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	25	24,188
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	25	24,897
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	25	24,246
				122,056
Leisure Time 0.2%
NCL Corp. Ltd., Gtd. Notes, 144A	5.875	03/15/26	50	49,000
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	25	24,312
				73,312
Lodging 0.3%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	01/30/27	75	75,682
Marriott International, Inc., Sr. Unsec’d. Notes	5.450	09/15/26	30	30,087
				105,769

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified 0.1%
Nordson Corp., Sr. Unsec’d. Notes	5.600%	09/15/28	10	$10,096
Otis Worldwide Corp., Sr. Unsec’d. Notes	5.250	08/16/28	35	35,145
				45,241
Media 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	05/01/27	50	47,754
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	2.250	01/15/29	90	76,509
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/15/28	55	55,045
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	80	76,365
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	9,942
Gtd. Notes	7.375	07/01/28	25	11,259
Gtd. Notes	7.750	07/01/26	25	16,010

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	25	25,112
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	25	24,966
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27	50	48,324
				391,286
Mining 0.3%
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes, 144A	5.300	03/15/26	75	74,845
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	25	23,334
				98,179
Oil & Gas 1.9%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	5.600	06/13/28	150	150,618

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
BP Capital Markets PLC, Gtd. Notes	4.375%(ff)	06/22/25(oo)		16	$15,680
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26		25	24,772
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		25	25,270
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		30	28,463
Sr. Sec’d. Notes, 144A	5.375	03/30/28		26	23,468

MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29		25	24,209
Ovintiv, Inc., Gtd. Notes	5.650	05/15/28		90	90,888
Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27		50	49,188
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	100	104,975
Gtd. Notes	6.875	10/16/25		30	29,719
Gtd. Notes, EMTN	4.875	02/21/28	EUR	100	98,711
					665,961
Packaging & Containers 0.3%
Berry Global, Inc., Sr. Sec’d. Notes	5.500	04/15/28		60	59,639
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		25	23,200
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		25	24,812
					107,651
Pipelines 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28		50	48,986
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30		15	15,229

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125%(ff)	05/15/30(oo)	70	$68,423
Sr. Unsec’d. Notes	6.100	12/01/28	40	41,109

MPLX LP, Sr. Unsec’d. Notes	1.750	03/01/26	160	149,875
ONEOK, Inc.,
Gtd. Notes	4.550	07/15/28	100	97,058
Gtd. Notes	5.650	11/01/28	35	35,396

Targa Resources Corp., Gtd. Notes	5.200	07/01/27	125	124,538
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.650	07/01/26	130	127,260
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	70	69,912
				777,786
Real Estate Investment Trusts (REITs) 1.9%
American Tower Corp., Sr. Unsec’d. Notes	3.600	01/15/28	70	65,805
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.900	03/15/27	95	90,749
Crown Castle, Inc., Sr. Unsec’d. Notes	4.800	09/01/28	90	87,857
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25	25	25,014
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.250	06/01/25	65	64,557
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	25	25,000
Realty Income Corp.,
Sr. Unsec’d. Notes	4.700	12/15/28	75	73,180
Sr. Unsec’d. Notes	4.750	02/15/29	160	156,496

Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	3.625	07/15/26	25	23,228
Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28	75	65,518
				677,404

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875%	01/15/28		25	$23,125
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	111,381
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		25	24,627
					159,133
Software 0.2%
Fiserv, Inc., Sr. Unsec’d. Notes	5.375	08/21/28		60	60,115
Telecommunications 1.0%
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000	02/15/29		130	127,892
T-Mobile USA, Inc., Gtd. Notes	3.750	04/15/27		115	110,251
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	100	109,490
					347,633
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26		75	75,267

Total Corporate Bonds (cost $10,322,304)					10,339,306
Residential Mortgage-Backed Securities 2.4%
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.424(c)	03/25/42		100	104,219
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	12.124(c)	06/25/42		100	113,625

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.730%(c)	12/25/42		82	$84,180

FHLMC Structured Agency Credit Risk REMIC Trust, Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.724(c)	02/25/42		100	102,492
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)	9.193(c)	05/30/25		49	48,559
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.824(c)	05/25/33		391	393,818

Total Residential Mortgage-Backed Securities (cost $834,240)					846,893
Sovereign Bonds 1.2%
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750	03/16/25		200	196,525
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	100	111,008
Serbia International Bond (Serbia), Sr. Unsec’d. Notes	3.125	05/15/27	EUR	100	104,046

Total Sovereign Bonds (cost $413,725)					411,579
U.S. Government Agency Obligations 8.8%
Federal Home Loan Mortgage Corp.	3.000	07/01/46		82	72,358
Federal Home Loan Mortgage Corp.	3.000	02/01/52		105	88,473
Federal Home Loan Mortgage Corp.	3.500	10/01/45		214	193,948
Federal Home Loan Mortgage Corp.	3.500	09/01/46		470	426,268
Federal Home Loan Mortgage Corp.	5.500	08/01/52		80	79,312
Federal Home Loan Mortgage Corp.	5.500	10/01/52		138	136,082
Federal Home Loan Mortgage Corp.	5.500	11/01/52		242	239,105
Federal Home Loan Mortgage Corp.	5.500	12/01/52		72	70,499
Federal National Mortgage Assoc.	1.500	03/01/36		176	150,311
Federal National Mortgage Assoc.	2.000	11/01/50		184	143,776
Federal National Mortgage Assoc.	2.500	09/01/50		179	146,096
Federal National Mortgage Assoc.	2.500	06/01/51		196	158,724

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.500%	10/01/51	257	$208,749
Federal National Mortgage Assoc.	3.000	10/01/44	252	221,321
Federal National Mortgage Assoc.	4.000	06/01/52	265	240,252
Federal National Mortgage Assoc.	4.500	06/01/52	252	235,868
Federal National Mortgage Assoc.	5.500	10/01/52	67	65,675
Federal National Mortgage Assoc.	6.000	TBA	250	250,343

Total U.S. Government Agency Obligations (cost $3,131,565)				3,127,160
U.S. Treasury Obligations 25.7%
U.S. Treasury Notes	0.250	09/30/25	1,600	1,502,063
U.S. Treasury Notes	0.375	04/30/25	1,860	1,780,805
U.S. Treasury Notes	0.750	04/30/26	1,740	1,610,180
U.S. Treasury Notes	1.250	12/31/26	720	659,981
U.S. Treasury Notes	4.250	12/31/25	550	543,662
U.S. Treasury Notes	4.625	06/30/25	3,010	2,993,421

Total U.S. Treasury Obligations (cost $9,141,024)				9,090,112

Total Long-Term Investments (cost $35,113,195)				35,219,889

	Shares
Short-Term Investment 1.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.550%) (cost $593,124)(wb)	593,124	593,124

TOTAL INVESTMENTS 101.3% (cost $35,706,319)		35,813,013
Liabilities in excess of other assets(z) (1.3)%		(466,166)

Net Assets 100.0%		$35,346,847

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
DAC—Designated Activity Company
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
IO—Interest Only (Principal amount represents notional)
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	3 Month CME SOFR	Jun. 2024	$473,250	$(6)
4	3 Month CME SOFR	Sep. 2024	946,650	(1,041)
81	2 Year U.S. Treasury Notes	Sep. 2024	16,499,953	(6,258)
				(7,305)
Short Positions:
2	5 Year Euro-Bobl	Sep. 2024	250,408	(447)
39	5 Year U.S. Treasury Notes	Sep. 2024	4,126,078	7,921
1	10 Year U.K. Gilt	Sep. 2024	122,736	1,154
5	10 Year U.S. Ultra Treasury Notes	Sep. 2024	560,156	2,814
6	10 Year U.S. Treasury Notes	Sep. 2024	652,781	2,601
4	20 Year U.S. Treasury Bonds	Sep. 2024	464,250	4,961
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	122,438	1,529
1	Euro Schatz Index	Sep. 2024	114,191	(39)
				20,494
				$13,189

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Forward foreign currency exchange contracts outstanding at May 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/04/24	BOA	GBP	181	$230,043	$230,393	$350	$—
Euro,
Expiring 06/04/24	HSBC	EUR	1,508	1,635,988	1,636,920	932	—
				$1,866,031	$1,867,313	1,282	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/04/24	TD	GBP	181	$224,808	$230,393	$—	$(5,585)
Expiring 07/02/24	BOA	GBP	181	230,075	230,426	—	(351)
Euro,
Expiring 06/04/24	HSBC	EUR	1,508	1,615,001	1,636,920	—	(21,919)
Expiring 07/02/24	HSBC	EUR	1,508	1,638,021	1,639,015	—	(994)
				$3,707,905	$3,736,754	—	(28,849)
						$1,282	$(28,849)
Credit default swap agreement outstanding at May 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Petroleous Mexicanos	09/20/24	1.000%(Q)	30	1.166%	$45	$(49)	$94	CITI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2024(4)	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	700	3.335%	$44,997	$54,526	$9,529

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Credit default swap agreement outstanding at May 31, 2024 (continued):
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at May 31, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,305	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.340%	$—	$(3,252)	$(3,252)
4,330	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(4,409)	(4,409)
2,220	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.340%	—	18,630	18,630
2,220	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.340%	—	6,728	6,728
180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	26	980	954

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Interest rate swap agreements outstanding at May 31, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,890	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.340%	$1,060	$(6,033)	$(7,093)
1,800	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.340%	(1,896)	4,317	6,213
60	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.340%	27,286	26,662	(624)
				$26,476	$43,623	$17,147

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).